Consolidated Statements of Comprehensive Income (Loss) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Income And Comprehensive Income [Abstract]
Net loss	$ (2,527,903)	$ (2,519,815)	$ (7,078,560)	$ (6,238,188)	$ (8,870,732)	$ (11,945,363)	$ (15,809,720)
Other comprehensive income (loss):
Market value adjustment to interest rate swap	(423,280)	0	1,126,174	0	(687,674)	0	0
Comprehensive loss	$ (2,951,183)	$ (2,519,815)	$ (5,952,386)	$ (6,238,188)	$ (9,558,406)	$ (11,945,363)	$ (15,809,720)